Financial Statement Schedule I	12 Months Ended
Sep. 30, 2019
Financial Statement Schedule I
Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
BALANCE SHEETS
(
I
n thousands, except share data and per share data)

	As of September 30,
	2018	2019
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	2,223	1,383
Prepayment and other current assets	271	381
Amounts due from subsidiaries	8,669	8,474

Total current assets	11,163	10,238

Non-current assets
Long-term i nvestment s	2,733	1,289
Investment in subsidiaries	161,896	192,265

Total non-current assets	164,629	193,554

Total assets	175,792	203,792

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other liabilities	1,144	989
Amounts due to subsidiaries	79,836	98,434
Bank borrowings	50,538	31,538

Total current liabilities	131,518	130,961

Total liabilities	131,518	130,961

Shareholders’ equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 shares authorized; 133,275,521 and 134,210,745 shares issued and outstanding as of September 30, 2018 and 2019, respectively)	13	13
Additional paid-in capital	21,557	24,507
Accumulated other comprehensive loss	(7,013)	(12,357)
Retained earnings	29,717	60,668

Total equity	44,274	72,831

Total liabilities and equity	175,792	203,792

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Compan
y
STATEMENTS OF OPERATIONS
(
I
n thousands, except share data and per share data)

	For the years ended September 30,
	2017	2018	2019
	US$	US$	US$
Cost of sales	(164)	(161)	(23)
Selling expenses	(85)	(80)	(10)
General and administrative expenses	(3,250)	(2,887)	(3,100)

Operating loss	(3,499)	(3,128)	(3,133)
Equity in income of subsidiaries and variable interest entities	19,287	14,763	23,776
Interest income	1	1	21
Interest expense	(1,362)	(2,110)	(2,261)
Exchange gain	508	2,100	2,851

Net income	14,935	11,626	21,254

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF COMPREHENSIVE INCOME
(
I
n thousands, except share data and per share data)

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
Net income	14,935	11,626	21,254
Other comprehensive loss Foreign currency translation adjustment	(122)	(6,245)	(6,719)
Total comprehensive income	14,813	5,381	14,535

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF CASH FLOWS
(In thousands, except share data and per share data)

	For the years ended September 30,
	2017	2018	2019
	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash generated from (used in) operating activities	4,383	(9,575)	18,025
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of available-for-sale investment	(911)	—	—
Net cash used in investing activity	(911)	—	—
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share options exercised by employees	—	1,489	—
Loan to optionees in connection with exercise of options	—	(1,558)	—
Repayment of loan to optionees in connection with exercise of options	199	193	135
Capital contribution from noncontrolling interests	1,090	29	—
New short-term loans drawn down	14,414	20,573	—
Loan repayment s			(19,000)
Dividends paid to shareholders	(14,839)	(14,949)	—
Net cash generated from (used in) financing activities	864	5,777	(18,865)
Net increase (decrease) in cash and cash equivalents and restricted cash	4,336	(3,798)	(840)
Cash and cash equivalents and restricted cash at beginning of the year	1,685	6,021	2,223
Cash and cash equivalents and restricted cash at end of the year	6,021	2,223	1,383

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
NOTES TO FINANCIAL STATEMENTS
(
I
n thousands, except sh
a
re data and per share data)

1.	BASIS FOR PREPARATION
The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs. The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries, VIEs and VIEs’ subsidiaries were over the 25% of the consolidated net assets of the Group as of September 30, 2019.

2.	INVESTMENTS IN SUBSIDIARIES AND VIEs
In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries, VIEs and VIEs’ subsidiaries, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s standalone financial statements, its investments in subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of income from its subsidiaries are reported as the single line item of equity in income of subsidiaries and variable interest entities.
The Parent Company’s share of equity in income in subsidiaries and the VIEs recognized in years ended September 30, 2017, 2018 and 2019 were US$19,287, US$14,763 and
US$
23,776
, respectively.